Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	STRATTON REAL ESTATE FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0000030137
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2014
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2014
Prospectus Date	rr_ProspectusDate	May 01, 2014